SCHEDULE OF FAIR VALUE LIABILITY OF PRICE ADJUSTABLE DERIVATIVE INSTRUMENTS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning balance	$ 403,892	$ 133,886	$ 133,886
Gain (loss) on extinguishment of debt, net	195,861	(11,319)	(871,032)	$ 54,565
Change in fair value included in statements of operations	19,706	(52,787)	(212,450)	(316,537)
Ending balance	167,878		403,892	133,886
Derivative [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning balance	403,892	$ 133,886	133,886	423,209
Gain (loss) on extinguishment of debt, net	(255,720)		(73,640)	(263,798)
Change in fair value included in statements of operations	19,706		(212,450)	(316,537)
Ending balance	$ 167,878		$ 403,892	$ 133,886